Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Nov. 08, 2012
(Columbia California Intermediate Municipal Bond Fund) | Barclays California 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes) (benchmark performance is as of August 31, 2002)

Average Annual Return:
1 Year	10.70%
5 Years	5.77%
Life of Fund	4.93%
Inception Date	Aug. 31, 2002
(Columbia California Intermediate Municipal Bond Fund) | Barclays 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.63%
5 Years	5.74%
Life of Fund	4.97%
Inception Date	Aug. 19, 2002
(Columbia California Intermediate Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	10.49%
5 Years	5.03%
Life of Fund	4.24%
Inception Date	Aug. 19, 2002
(Columbia California Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	10.49%
5 Years	5.02%
Life of Fund	4.18%
Inception Date	Aug. 19, 2002
(Columbia California Intermediate Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	8.08%
5 Years	4.81%
Life of Fund	4.12%
Inception Date	Aug. 19, 2002
(Columbia Convertible Securities Fund) | BofAML All Convertibles All Qualities Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.18%)
5 Years	2.10%
10 Years	4.88%
(Columbia Convertible Securities Fund) | Class A Shares
Average Annual Return:
1 Year	(10.47%)
5 Years	0.09%
10 Years	3.69%
(Columbia Convertible Securities Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(11.23%)
5 Years	(1.05%)
10 Years	2.28%
(Columbia Convertible Securities Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.64%)
5 Years	(0.37%)
10 Years	2.57%
(Columbia Convertible Securities Fund) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	(5.03%)
5 Years	1.29%
10 Years	4.30%
(Columbia International Value Fund) | MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.17%)
5 Years	(6.33%)
10 Years	4.98%
(Columbia International Value Fund) | Class A Shares
Average Annual Return:
1 Year	(16.01%)
5 Years	(6.29%)
10 Years	4.60%
(Columbia International Value Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(15.94%)
5 Years	(7.37%)
10 Years	3.48%
(Columbia International Value Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(9.17%)
5 Years	(4.82%)
10 Years	4.24%
(Columbia International Value Fund) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	(10.90%)
5 Years	(5.17%)
10 Years	5.22%
(Columbia Large Cap Core Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Large Cap Core Fund) | Class Z Shares
Average Annual Return:
1 Year	(2.01%)
5 Years	(0.32%)
10 Years	1.92%
(Columbia Large Cap Core Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(2.16%)
5 Years	(0.71%)
10 Years	1.63%
(Columbia Large Cap Core Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.10%)
5 Years	(0.29%)
10 Years	1.61%
(Columbia Large Cap Index Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Large Cap Index Fund) | Class Z Shares
Average Annual Return:
1 Year	1.98%
5 Years	(0.36%)
10 Years	2.75%
(Columbia Large Cap Index Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	1.67%
5 Years	(0.69%)
10 Years	2.37%
(Columbia Large Cap Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.69%
5 Years	(0.36%)
10 Years	2.24%
(Columbia LifeGoal Growth Portfolio) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia LifeGoal Growth Portfolio) | Class A Shares
Average Annual Return:
1 Year	(10.26%)
5 Years	(0.79%)
10 Years	4.05%
(Columbia LifeGoal Growth Portfolio) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(10.36%)
5 Years	(1.60%)
10 Years	3.43%
(Columbia LifeGoal Growth Portfolio) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.54%)
5 Years	(0.71%)
10 Years	3.46%
(Columbia LifeGoal Growth Portfolio) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	(4.80%)
5 Years	0.39%
10 Years	4.67%
(Columbia LifeGoal Balanced Growth Portfolio) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia LifeGoal Balanced Growth Portfolio) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia LifeGoal Balanced Growth Portfolio) | Class A Shares
Average Annual Return:
1 Year	(6.66%)
5 Years	1.68%
10 Years	4.69%
(Columbia LifeGoal Balanced Growth Portfolio) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(7.07%)
5 Years	0.60%
10 Years	3.62%
(Columbia LifeGoal Balanced Growth Portfolio) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(4.18%)
5 Years	1.05%
10 Years	3.61%
(Columbia LifeGoal Balanced Growth Portfolio) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	(0.97%)
5 Years	2.88%
10 Years	5.31%
(Columbia LifeGoal Income and Growth Portfolio) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia LifeGoal Income and Growth Portfolio) | Barclays Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(Columbia LifeGoal Income and Growth Portfolio) | Class A Shares
Average Annual Return:
1 Year	(2.95%)
5 Years	2.84%
10 Years	4.41%
(Columbia LifeGoal Income and Growth Portfolio) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(3.72%)
5 Years	1.59%
10 Years	3.12%
(Columbia LifeGoal Income and Growth Portfolio) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.86%)
5 Years	1.79%
10 Years	3.14%
(Columbia LifeGoal Income and Growth Portfolio) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	2.99%
5 Years	4.07%
10 Years	5.03%
(Columbia Marsico 21st Century Fund) | Russell 3000 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.03%
5 Years	(0.01%)
10 Years	3.51%
(Columbia Marsico 21st Century Fund) | Class A Shares
Average Annual Return:
1 Year	(17.41%)
5 Years	(3.97%)
10 Years	5.51%
(Columbia Marsico 21st Century Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(17.41%)
5 Years	(4.11%)
10 Years	5.39%
(Columbia Marsico 21st Century Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(11.31%)
5 Years	(3.36%)
10 Years	4.82%
(Columbia Marsico 21st Century Fund) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	(12.36%)
5 Years	(2.82%)
10 Years	6.13%
(Columbia Marsico Focused Equities Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Marsico Focused Equities Fund) | Class A Shares
Average Annual Return:
1 Year	(8.27%)
5 Years	(0.71%)
10 Years	3.45%
(Columbia Marsico Focused Equities Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(8.46%)
5 Years	(0.79%)
10 Years	3.41%
(Columbia Marsico Focused Equities Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(5.11%)
5 Years	(0.60%)
10 Years	3.00%
(Columbia Marsico Focused Equities Fund) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	(2.65%)
5 Years	0.48%
10 Years	4.07%
(Columbia Marsico Growth Fund) | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(Columbia Marsico Growth Fund) | Class A Shares
Average Annual Return:
1 Year	(7.41%)
5 Years	(1.17%)
10 Years	2.98%
(Columbia Marsico Growth Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(7.41%)
5 Years	(1.19%)
10 Years	2.97%
(Columbia Marsico Growth Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(4.82%)
5 Years	(0.99%)
10 Years	2.58%
(Columbia Marsico Growth Fund) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	(1.77%)
5 Years	0.01%
10 Years	3.59%
(Columbia Marsico International Opportunities Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Marsico International Opportunities Fund) | Class A Shares
Average Annual Return:
1 Year	(20.77%)
5 Years	(5.99%)
10 Years	5.05%
(Columbia Marsico International Opportunities Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(20.77%)
5 Years	(6.58%)
10 Years	4.38%
(Columbia Marsico International Opportunities Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(13.50%)
5 Years	(4.98%)
10 Years	4.33%
(Columbia Marsico International Opportunities Fund) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	(15.93%)
5 Years	(4.87%)
10 Years	5.68%
(Columbia Mid Cap Index Fund) | S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.73%)
5 Years	3.32%
10 Years	7.04%
(Columbia Mid Cap Index Fund) | Class Z Shares
Average Annual Return:
1 Year	(1.89%)
5 Years	3.24%
10 Years	6.87%
(Columbia Mid Cap Index Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(2.79%)
5 Years	2.30%
10 Years	5.99%
(Columbia Mid Cap Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.16%)
5 Years	2.59%
10 Years	5.79%
(Columbia Mid Cap Value Fund) | Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(1.38%)
5 Years	0.04%
10 Years	7.67%
(Columbia Mid Cap Value Fund) | Class A Shares
Average Annual Return:
1 Year	(9.78%)
5 Years	(1.72%)
10 Years	5.81%
(Columbia Mid Cap Value Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(9.86%)
5 Years	(2.03%)
10 Years	4.96%
(Columbia Mid Cap Value Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(6.26%)
5 Years	(1.45%)
10 Years	4.84%
(Columbia Mid Cap Value Fund) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	(4.28%)
5 Years	(0.55%)
10 Years	6.44%
(Columbia Multi-Advisor International Equity Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Multi-Advisor International Equity Fund) | Class Z Shares
Average Annual Return:
1 Year	(13.23%)
5 Years	(5.46%)
10 Years	3.88%
(Columbia Multi-Advisor International Equity Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(13.23%)
5 Years	(6.19%)
10 Years	3.26%
(Columbia Multi-Advisor International Equity Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(8.60%)
5 Years	(4.53%)
10 Years	3.39%
(Columbia Short Term Bond Fund) | Barclays 1-3 Year Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.59%
5 Years	3.99%
10 Years	3.63%
(Columbia Short Term Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	1.47%
5 Years	3.91%
10 Years	3.47%
(Columbia Short Term Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	0.70%
5 Years	2.58%
10 Years	2.22%
(Columbia Short Term Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.95%
5 Years	2.56%
10 Years	2.22%
(Columbia Short Term Municipal Bond Fund) | Barclays 1-3 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	2.15%
5 Years	3.48%
10 Years	2.99%
(Columbia Short Term Municipal Bond Fund) | Class Z Shares
Average Annual Return:
1 Year	2.21%
5 Years	3.17%
10 Years	2.88%
(Columbia Short Term Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	2.21%
5 Years	3.17%
10 Years	2.88%
(Columbia Short Term Municipal Bond Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.07%
5 Years	3.07%
10 Years	2.83%
(Columbia Small Cap Index Fund) | S&P SmallCap 600 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	1.02%
5 Years	1.94%
10 Years	7.09%
(Columbia Small Cap Index Fund) | Class A Shares
Average Annual Return:
1 Year	0.58%
5 Years	1.64%
10 Years	6.62%
(Columbia Small Cap Index Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(0.37%)
5 Years	0.45%
10 Years	5.71%
(Columbia Small Cap Index Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.55%
5 Years	1.14%
10 Years	5.60%
(Columbia Small Cap Value Fund II) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(5.50%)
5 Years	(1.87%)
Life of Fund	5.24%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II) | Class A Shares
Average Annual Return:
1 Year	(8.26%)
5 Years	(0.47%)
Life of Fund	6.22%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(8.29%)
5 Years	(0.65%)
Life of Fund	5.42%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(5.34%)
5 Years	(0.43%)
Life of Fund	5.13%
Inception Date	Apr. 30, 2002
(Columbia Small Cap Value Fund II) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 Year	(2.70%)
5 Years	0.71%
Life of Fund	6.87%
Inception Date	Apr. 30, 2002